Segment Information (Company's Segment Information, Revenues) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Segment Reporting Information [Line Items]
Operating revenues	$ 172,700	$ 197,328	$ 178,313	$ 163,615	$ 168,435	$ 193,477	$ 168,733	$ 152,793	$ 711,956	$ 683,438	$ 633,292	$ 589,901	$ 566,470
Operations and maintenance expense	69,981	70,039	66,765	63,731	66,464	68,842	65,432	63,909	270,516	264,647	254,335
Depreciation									106,671	104,307	99,424
Operating income	64,508	87,759	72,623	60,920	62,567	83,389	64,088	50,303	285,810	260,347	228,280
Interest expense, net of AFUDC									70,606	68,528	63,720
Income tax									71,091	76,169	64,874	61,783	57,276
Income (loss) from continuing operations									144,762	118,197	100,150	93,568	89,887
Capital expenditures									330,585	316,385	273,159	259,646	232,410
Total assets	4,348,420				4,072,466				4,348,420	4,072,466	3,749,862	3,486,339	3,216,136
Goodwill	26,944				27,918				26,944	27,918	30,857
Regulated [Member]
Segment Reporting Information [Line Items]
Operating revenues									699,592	672,020	621,808
Operations and maintenance expense									258,236	253,005	243,724
Depreciation									108,166	105,571	100,941
Operating income									286,046	260,905	229,237
Interest expense, net of AFUDC									66,322	64,538	63,268
Income tax									73,185	77,435	65,484
Income (loss) from continuing operations									146,771	119,340	100,923
Capital expenditures									329,210	315,977	271,815
Total assets	4,186,639				3,989,926				4,186,639	3,989,926	3,674,194
Goodwill	22,823				23,797				22,823	23,797	26,736
Other And Eliminations [Member]
Segment Reporting Information [Line Items]
Operating revenues									12,364	11,418	11,484
Operations and maintenance expense									12,280	11,642	10,611
Depreciation									(1,495)	(1,264)	(1,517)
Operating income									(236)	(558)	(957)
Interest expense, net of AFUDC									4,284	3,990	452
Income tax									(2,094)	(1,266)	(610)
Income (loss) from continuing operations									(2,009)	(1,143)	(773)
Capital expenditures									1,375	408	1,344
Total assets	161,781				82,540				161,781	82,540	75,668
Goodwill	$ 4,121				$ 4,121				$ 4,121	$ 4,121	$ 4,121